UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Peter V. Bonanno, Esq.	Copies to:
Goldman, Sachs & Co.	Jack W. Murphy, Esq.
200 West Street	Dechert LLP
New York, NY 10282	1775 I Street, NW
Washington, D.C. 20006

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: August 31

Date of reporting period: February 28, 2010

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Goldman Sachs Funds

Semi-Annual Report	February 28, 2010

Global Tax-Aware Equity Portfolios
Enhanced Dividend Global Equity Portfolio
Tax-Advantaged Global Equity Portfolio

Goldman Sachs Global Tax-Aware Equity Portfolios

■	ENHANCED DIVIDEND GLOBAL EQUITY PORTFOLIO

■	TAX-ADVANTAGED GLOBAL EQUITY PORTFOLIO

TABLE OF CONTENTS

Principal Investment Strategies and Risks	1
Market Review	2
Portfolio Management Discussion and Performance Summaries	3
Schedules of Investments	11
Financial Statements	15
Notes to Financial Statements	18
Financial Highlights	28
Other Information	32

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

GOLDMAN GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Principal Investment Strategies and Risks

This is not a complete list of risks that may affect the Portfolios. For additional information concerning the risks applicable to the Portfolios, please see the Portfolios’ Prospectuses.

The Enhanced Dividend Global Equity Portfolio invests primarily in affiliated domestic and international equity and fixed income funds (“Underlying Funds”). The Portfolio will also invest directly in other securities, including exchange-traded funds, which may be denominated in currencies other than the U.S. dollar. The Portfolio is intended for investors who want current income. The Portfolio expects to invest primarily in underlying equity funds and equity securities with a blend of domestic large cap, small cap and international exposure, and expects to invest a relatively significant percentage of this equity allocation in the Goldman Sachs U.S. Equity Dividend and Premium and Goldman Sachs International Equity Dividend and Premium Funds, which have an emphasis on dividend paying stocks. In addition, the Portfolio will have a small strategic allocation in U.S. investment grade bonds, which may consist of an investment in the Goldman Sachs Core Fixed Income Fund, the Goldman Sachs High Yield Fund or other fixed income securities. The Portfolio may also engage in short selling. A short sale transaction involves the sale of a borrowed security to a third party, with the understanding that the security must later be returned to the lender. Short sales involve the risk of an unlimited increase in the market value of the security sold short, which could result in a theoretically unlimited loss. The Portfolio may also invest in securities and other financial instruments, including derivatives (such as swaps and futures contracts), which may be denominated in currencies other than the U.S. dollar. Derivatives instruments may be illiquid, difficult to price and leveraged, so that small changes may produce disproportionate losses to the Portfolio. The Portfolio is subject to the risk factors of each Underlying Fund and the securities that it holds directly, which include prepayment, credit, liquidity and interest rate risk; the price fluctuations of U.S. government securities in response to changes in interest rates and inflation; the volatility of investments in the markets; and political, economic and currency risks of non-U.S. investments. From time to time, the Underlying Funds in which the Portfolio invests may change. Because the Portfolio is subject to the Underlying Fund expenses as well as its own expenses, the cost of investing in the Portfolio may be higher than investing in a mutual fund that only invests in stocks and bonds.

The Tax-Advantaged Global Equity Portfolio invests primarily in affiliated domestic and international equity and fixed income funds (“Underlying Funds”). The Portfolio will also invest directly in other securities, including exchange-traded funds, which may be denominated in currencies other than the U.S. dollar. The Portfolio is intended for investors who wish to minimize short-term gains and defer long-term gains. The Portfolio expects to invest primarily in underlying equity funds and equity securities with a blend of domestic large cap, small cap and international exposure, and expects to invest a relatively significant percentage of this equity allocation in the Goldman Sachs Structured Tax-Managed Equity and Goldman Sachs Structured International Tax-Managed Equity Funds. In addition, the Portfolio will have a small strategic allocation in U.S. investment grade bonds, which may consist of an investment in the Goldman Sachs Core Fixed Income Fund, the Goldman Sachs High Yield Fund or other fixed income securities. The Portfolio may also engage in short selling. A short sale transaction involves the sale of a borrowed security to a third party, with the understanding that the security must later be returned to the lender. Short sales involve the risk of an unlimited increase in the market value of the security sold short, which could result in a theoretically unlimited loss. The Portfolio may also invest in securities and other financial instruments, including derivatives (such as swaps and futures contracts), which may be denominated in currencies other than the U.S. dollar. Derivatives instruments may be illiquid, difficult to price and leveraged, so that small changes may produce disproportionate losses to the Portfolio. The Portfolio seeks to achieve returns primarily in the form of price appreciation and may use different strategies in seeking tax efficiency. No assurance can be offered that the Portfolio’s tax-managed strategies will reduce the amount of taxable income and capital gains distributed by the Portfolio to shareholders. The Portfolio is subject to the risk factors of each Underlying Fund and the securities that it holds directly, which include prepayment, credit, liquidity and interest rate risk; the price fluctuations of U.S. government securities in response to changes in interest rates and inflation; the volatility of investments in the markets; and political, economic and currency risks of non-U.S. investments. From time to time, the Underlying Funds in which the Portfolio invests may change. Because the Portfolio is subject to the Underlying Fund expenses as well as its own expenses, the cost of investing in the Portfolio may be higher than investing in a mutual fund that only invests directly in stocks and bonds.

MARKET REVIEW

Goldman Sachs Global Tax-Aware Equity Portfolios

Investment Strategy

The Portfolios invest in a strategic mix of Underlying Funds and other securities with the goal of achieving long-term growth of capital (both Portfolios) and current income (EDGE Portfolio only). Under normal conditions, at least 80% of the Portfolios’ net assets plus any borrowings for investment purposes will be allocated among the Underlying Funds which invest primarily in equity securities, including U.S. large-cap, U.S. small-cap and international exposures, to seek capital appreciation. The Portfolios may also invest directly in other securities, including unaffiliated exchange-traded funds, and can use these investments for implementing tactical tilts. Normally, each of the Portfolios also has a small strategic allocation in U.S. investment grade bonds.

Market Review

Overall, global stock and bond markets rallied during the six months ended February 28, 2010 (the “Reporting Period”). Several factors drove the markets higher, including optimism about economic recovery in the United States and around the world. In the United States, the Gross Domestic Product (“GDP”) advanced in both the third and fourth calendar quarters of 2009. Credit markets continued to display improved liquidity, while interest rates remained at low levels. Also in the U.S., the Federal Reserve (the “Fed”) began to scale back the support programs it had established to enhance liquidity in the credit markets and raised the discount rate (i.e., the rate the Fed charges to banks for short-term loans). Meanwhile, a falling U.S. dollar boosted commodity stocks and the stocks of companies doing a majority of their business outside the United States.

Equity Markets

The U.S. equity market, as represented by Standard & Poors 500® Index (with dividends reinvested) (“S&P 500® Index”) posted a return of 9.32% during the Reporting Period. In September 2009, when the Reporting Period began, the S&P 500® Index rose for the seventh consecutive month. Positive third-quarter U.S. GDP led to a 6.04% gain for the S&P 500® Index during the fourth calendar quarter overall. However, the S&P 500® Index declined 3.60% in January, as investors struggled to digest a slew of political, financial and economic news. In February, it rebounded somewhat, rising 3.10%. Non-U.S. equity markets, as represented by the Morgan Stanley Capital International Europe, Australasia and Far East Index (net of withholding) (“MSCI EAFE Index (Net)”), rose 0.72% during the Reporting Period.

Fixed Income Markets

The fixed income market experienced significant gains during the six months ended February 28, 2010, as investors sought higher yields. Credit spreads — the difference in yields between corporate bonds and duration-equivalent U.S. Treasury securities — narrowed as almost every sector of the bond market outperformed Treasuries. Particularly noteworthy, the prices of corporate bonds and mortgage-backed securities reached levels not seen since the beginning of the 2008 financial crisis.

PORTFOLIO RESULTS

Enhanced Dividend Global Equity Portfolio

Portfolio Management Discussion and Analysis
Below, the Goldman Sachs Quantitative Investment Strategies Team discusses the Goldman Sachs Enhanced Dividend Global Equity Portfolio’s performance and positioning for the Reporting Period.

Q	How did the Goldman Sachs Enhanced Dividend Global Equity Portfolio (the “Portfolio”) perform during the Reporting Period?

A	During the Reporting Period, the Portfolio’s Class A and Institutional Shares generated cumulative total returns, without sales charges, of 7.52% and 7.82%, respectively. These returns compare to the 7.35% cumulative total return of the Enhanced Dividend Global Equity (“EDGE”) Composite Index (“EDGE Composite Index”) over the same time period. The EDGE Composite Index is comprised of the Barclays Capital U.S. Aggregate Bond Index (10%), the Morgan Stanley Capital International All Country World Index (“MSCI ACWI”), ex North America® (30%) and the Russell 3000® Index (60%).

The components of the Portfolio’s blended benchmark generated cumulative total returns of 3.19%, 3.83%, and 9.96% for the Barclays Capital U.S. Aggregate Bond Index, the MSCI ACWI, ex North America®, and the Russell 3000® Index, respectively, during the same period.

Q	What key factors affected the Portfolio’s performance during the Reporting Period?

A	Our strategic and tactical asset allocation decisions contributed to the Portfolio’s outperformance of the EDGE Composite Index during the Reporting Period. In addition, six of the seven Underlying Funds performed better than their respective benchmark indices and those returns flowed through to the Portfolio. The performance of the seventh Underlying Fund detracted from performance. Our index call writing strategy among the Underlying Funds also enhanced results.

Q	How did Global Tactical Asset Allocation decisions help the Portfolio’s performance during the Reporting Period?

A	The implementation of our quarterly tactical views contributed to performance. The Portfolio was underweight U.S. investment grade bonds. It was overweight U.S. high yield corporate bonds and the S&P 500® Index technology sector. These tactical tilts enhanced results as U.S. high yield corporate spreads tightened and U.S. technology stocks outperformed the S&P 500® Index overall.

Q	How did the Portfolio’s Underlying Funds perform relative to their respective benchmark indices during the Reporting Period?

A	Six of the Portfolio’s seven Underlying Funds — the Goldman Sachs U.S. Equity Dividend and Premium Fund, the Goldman Sachs International Equity Dividend and Premium Fund, the Goldman Sachs Structured Small Cap Fund, the Goldman Sachs Structured International Equity Fund, the Goldman Sachs Core Fixed Income Fund, and the Goldman Sachs High Yield Fund — outperformed their respective benchmark indices. The Goldman Sachs Structured Emerging Markets Equity Fund trailed its benchmark index.

Q	How did call writing affect performance?

A	The Portfolio’s two largest allocations were to the Goldman Sachs U.S. Equity Dividend and Premium Fund and the Goldman Sachs International Equity Dividend and Premium Fund, which earn premiums through an equity index call writing strategy. When equity markets are down, flat or only modestly positive, these Underlying Funds tend to outperform their respective benchmark indices because of the premiums they earn from call writing. When equity markets rally strongly, these two Underlying Funds are likely to trail their respective benchmark indices. Although the Underlying Funds keep the premiums they earn from call writing, they can underperform when the call options are exercised.

The equity markets were modestly positive during the Reporting Period and, as anticipated, both of these Underlying Funds outperformed. Our call writing strategy also boosted results because the Underlying Funds kept the premiums they earned on call writing.

PORTFOLIO RESULTS

Q	What changes did you make during the Reporting Period within both the equity and fixed income portions of the Portfolio?

A	The Portfolio began the Reporting Period with an underweight in fixed income relative to its strategic target allocation of 10%. As U.S. corporate yield spreads narrowed, we reduced the Portfolio’s exposure to U.S. high yield corporate bonds. However, we continued to maintain an overweighted position in this segment of the fixed income market. In our opinion, the risk/reward potential of the asset class remained compelling despite the possibility that spreads could widen in response to additional forced deleveraging and future default headline risk.

In late January, we overweighted emerging markets debt, particularly local currency sovereign debt, through the Portfolio’s allocation to the Goldman Sachs Local Emerging Market Debt Fund. We believed the global financial crisis had increased the relative attractiveness of emerging market bonds, and we expect the debt burden of emerging markets to be notably lower than that of G-10 economies during the next decade. The G-10 is a group of industrialized countries that consult and cooperate on a variety of economic, monetary and financial matters.

In February, we moved the Portfolio to a long position in the U.S. dollar and a short position in the euro because we believed there would be a gradual shift in sentiment toward the euro.

Within the Portfolio’s equity allocation, we increased exposure to the U.S. technology sector through a technology-focused exchange-traded fund (“ETF”). The ETF position equaled about 2.0% of the Portfolio’s total net assets. We believe the technology sector has attractive cash flow yields and an improving fundamental outlook.

Q	What is the Fund’s tactical view and strategy for the months ahead?

A	As of February 28, 2010, the Portfolio — through its allocations to the Underlying Funds — had an overweighted position in the U.S. stock market. In fixed income, through its allocations to the Underlying Funds, the Portfolio maintained an overweighted position in high yield securities and an underweighted position in investment grade securities.

FUND BASICS

Enhanced Dividend Global Equity Portfolio
as of February 28, 2010

PERFORMANCE REVIEW

	Fund Total Return	EDGE Composite
September 1, 2009–February 28, 2010	(based on NAV)[1]	Index[2]

Class A	7.52%	7.35%
Institutional	7.82	7.35

[1]	The net asset value (NAV) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance reflects the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.
[2]	The EDGE Composite Index is comprised of the Barclays Capital Aggregate Bond Index (10%), the MSCI ACWI, ex North America® (30%) and the Russell 3000® Index (60%). The Index figures do not reflect any deduction of fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS3

For the period ended 12/31/09	One Year	Since Inception	Inception Date

Class A	21.20%	-9.50%	4/30/08
Institutional	28.70	-5.97	4/30/08

[3]	The Standardized Average Annual Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares. Because Institutional Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

The returns represent past performance. Past performance does not guarantee future results. The Portfolio’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our Website at: www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

EXPENSE RATIOS4

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)

Class A	1.44%	2.37%
Institutional	1.04	1.97

[4]	The expense ratios of the Portfolio, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations), are as set forth above according to the most recent publicly available Prospectuses for the Portfolio and may differ from the expense ratios disclosed in the Financial Highlights in this report due to Underlying Fund fees and expenses. Applicable waivers and expense limitations are voluntary and may be modified or terminated at any time at the option of the investment adviser. If this occurs, the expense ratios may change without shareholder approval.

FUND BASICS

STANDARDIZED AFTER-TAX PERFORMANCE AS OF 2/28/105

		Since Inception
Class A Shares	One Year	(4/30/08)

Returns before taxes*	46.19%	-9.11%
Returns after taxes on distributions**	45.62	-9.45
Returns after taxes on distributions and sale of Fund shares***	30.40	-7.72

[5]	The after-tax returns are calculated using the historically highest individual federal marginal income tax rates at the time of distributions (currently 15% for qualifying ordinary income dividends and long-term capital gain distributions and 35% for non-qualifying ordinary income dividends) and do not reflect state and local taxes. Actual after-tax returns will be calculated at calendar year-end and depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns After Taxes on Distributions and Sale of Fund Shares to be greater than the Returns After Taxes on Distributions or even Returns Before Taxes. Standardized after-tax returns assume reinvestment of all distributions at NAV and reflect a maximum initial sales charge of 5.5% for Class A Shares.
*	Returns Before Taxes do not reflect taxes on distributions on the Fund’s Class A Shares nor do they show how performance can be impacted by taxes when shares are redeemed.
**	Returns After Taxes on Distributions assume that taxes are paid on distributions on the Fund’s Class A Shares (i.e., dividends and capital gains) but do not reflect taxes that may be incurred upon redemption of the Class A Shares at the end of the performance period.
***	Returns After Taxes on Distributions and Sale of Shares reflect taxes paid on distributions on the Fund’s Class A Shares and taxes applicable when the shares are redeemed.

OVERALL UNDERLYING FUND WEIGHTINGS6

Percentage of Net Assets

[6]	The percentage shown for each Underlying Fund reflects the value of that Underlying Fund as a percentage of net assets. Figures in the above graph may not sum to 100% due to the exclusion of other assets and liabilities.

PORTFOLIO RESULTS

Tax-Advantaged Global Equity Portfolio

Portfolio Management Discussion and Analysis
Below, the Goldman Sachs Quantitative Investment Strategies Team and the Goldman Sachs Fixed Income Investment Management Team discuss the Goldman Sachs Tax-Advantaged Global Equity Portfolio’s performance and positioning for the Reporting Period.

Q	How did the Goldman Sachs Tax-Advantaged Global Equity Portfolio (the “Portfolio”) perform during the Reporting Period?

A	During the Reporting Period, the Portfolio’s Class A and Institutional Shares generated cumulative total returns, without sales charges, of 7.27% and 7.37%, respectively. These returns compare to the 7.35% cumulative total return of the Tax-Advantaged Global (“TAG”) Composite Index (“TAG Composite Index”) over the same time period. The TAG Composite Index is comprised of the Barclays Capital U.S. Aggregate Bond Index (10%), the MSCI ACWI, ex North America® (30%) and the Russell 3000® Index (60%).

The components of the Portfolio’s blended benchmark generated cumulative total returns of 3.19%, 3.83%, and 9.96% for the Barclays Capital U.S. Aggregate Bond Index, the MSCI ACWI, ex North America®, and the Russell 3000® Index, respectively, during the same period.

Q	What key factors affected the Portfolio’s performance during the Reporting Period?

A	Security selection within the Portfolio’s Underlying Funds detracted from results. Offsetting some of this negative performance were our strategic and tactical asset allocation decisions, which added to performance.

Q	How did Global Tactical Asset Allocation decisions help the Portfolio’s performance during the Reporting Period?

A	The implementation of our quarterly tactical views contributed to returns. The Portfolio was underweight U.S. investment grade bonds. It was overweight U.S. high yield corporate bonds and the S&P 500® Index technology sector. These tactical tilts enhanced results as U.S. high yield corporate spreads tightened and U.S. technology stocks outperformed the S&P 500® Index overall.

Q	How did the Portfolio’s Underlying Funds perform relative to their respective benchmark indices during the Reporting Period?

A	The two Underlying Funds in which the Portfolio has the largest allocations — the Goldman Sachs Structured Tax-Managed Equity Fund and the Goldman Sachs Structured Tax-Managed International Equity Fund — trailed their respective benchmark indices. The Goldman Sachs Structured Emerging Markets Equity Fund also underperformed. The Goldman Sachs Structured International Small Cap Equity Fund and the Goldman Sachs Core Fixed Income Fund outperformed their respective benchmark indices.

Q	What changes did you make during the Reporting Period within both the equity and fixed income portions of the Portfolio?

A	The Portfolio began the Reporting Period with an underweight in fixed income relative to its strategic target allocation of 10%. As U.S. corporate yield spreads narrowed, we reduced the Portfolio’s exposure to U.S. high yield corporate bonds. However, we continued to maintain an overweighted position in this segment of the fixed income market. In our opinion, the risk/reward potential of the asset class remained compelling despite the possibility that spreads could widen in response to additional forced deleveraging and future default headline risk.

In late January, we overweighted emerging markets debt, particularly local currency sovereign debt, through the Portfolio’s allocation to the Goldman Sachs Local Emerging Market Debt Fund. We believed the global financial crisis had increased the relative attractiveness of emerging market bonds, and we expect the debt burden of emerging markets to be notably lower than that of G-10 economies during the next decade.

In February, we moved the Portfolio to a long position in the U.S. dollar and a short position in the euro because we believed there would be a gradual shift in sentiment toward the euro.

PORTFOLIO RESULTS

Within the Portfolio’s equity allocation, we increased exposure to the U.S. technology sector through a technology-focused exchange-traded fund (“ETF”). The ETF position equaled about 2.0% of the Portfolio’s total net assets. We believe the technology sector has attractive cash flow yields and an improving fundamental outlook.

Q	What is the Fund’s tactical view and strategy for the months ahead?

A	As of February 28, 2010, the Portfolio — through its allocations to the Underlying Funds — had an overweighted position in the U.S. stock market. In fixed income, through its allocations to the Underlying Funds, the Portfolio maintained an overweighted position in high yield securities and an underweighted position in investment grade securities.

FUND BASICS

Tax-Advantaged Global Equity Portfolio
as of February 28, 2010

PERFORMANCE REVIEW

	Fund Total Return	TAG Composite
September 1, 2009-February 28, 2010	(based on NAV)[1]	Index[2]

Class A	7.27%	7.35%
Institutional	7.37	7.35

[1]	The net asset value (NAV) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance reflects the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.
[2]	The TAG Composite Index is comprised of the Barclay’s Capital Aggregate Bond Index (10%), the MSCI ACWI, ex North America® (30%) and the Russell 3000® Index (60%). The Index figures do not reflect any deduction of fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS3

For the period ended 12/31/09	One Year	Since Inception	Inception Date

Class A	19.29%	-11.67%	4/30/08
Institutional	26.81	-8.25	4/30/08

[3]	The Standardized Average Annual Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares. Because Institutional Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

The returns represent past performance. Past performance does not guarantee future results. The Portfolio’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our Website at: www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

EXPENSE RATIOS4

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)

Class A	1.31%	1.81%
Institutional	0.91	1.41

[4]	The expense ratios of the Portfolio, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations), are as set forth above according to the most recent publicly available Prospectuses for the Portfolio and may differ from the expense ratios disclosed in the Financial Highlights in this report due to the Underlying Fund fees and expenses. Applicable waivers and expense limitations are voluntary and may be modified or terminated at any time at the option of the investment adviser. If this occurs, the expense ratios may change without shareholder approval.

FUND BASICS

STANDARDIZED AFTER-TAX PERFORMANCE AS OF 2/28/105

		Since Inception
Class A Shares	One Year	(4/30/08)

Returns before taxes*	43.15%	-11.34%
Returns after taxes on distributions**	42.67	-11.64
Returns after taxes on distributions and sale of Fund shares***	28.44	-9.64

[5]	The after-tax returns are calculated using the historically highest individual federal marginal income tax rates at the time of distributions (currently 15% for qualifying ordinary income dividends and long-term capital gain distributions and 35% for non-qualifying ordinary income dividends) and do not reflect state and local taxes. Actual after-tax returns will be calculated at calendar year-end and depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns After Taxes on Distributions and Sale of Fund Shares to be greater than the Returns After Taxes on Distributions or even Returns Before Taxes. Standardized after-tax returns assume reinvestment of all distributions at NAV and reflect a maximum initial sales charge of 5.5% for Class A Shares.
*	Returns Before Taxes do not reflect taxes on distributions on the Fund’s Class A Shares nor do they show how performance can be impacted by taxes when shares are redeemed.
**	Returns After Taxes on Distributions assume that taxes are paid on distributions on the Fund’s Class A Shares (i.e., dividends and capital gains) but do not reflect taxes that may be incurred upon redemption of the Class A Shares at the end of the performance period.
***	Returns After Taxes on Distributions and Sale of Shares reflect taxes paid on distributions on the Fund’s Class A Shares and taxes applicable when the shares are redeemed.

OVERALL UNDERLYING FUND WEIGHTINGS6

Percentage of Net Assets

[6]	The percentage shown for each Underlying Fund reflects the value of that Underlying Fund as a percentage of net assets. Figures in the above graph may not sum to 100% due to the exclusion of other assets and liabilities.

GOLDMAN SACHS ENHANCED DIVIDEND GLOBAL EQUITY PORTFOLIO

Schedule of Investments
February 28, 2010 (Unaudited)

Shares	Description	Value

Underlying Funds (Institutional Shares)(a) – 96.0%

Equity – 89.8%
4,872,955	Goldman Sachs U.S. Equity Dividend and Premium Fund – 49.8%	$40,396,799
2,592,322	Goldman Sachs International Equity Dividend and Premium Fund – 23.7%	19,286,879
803,240	Goldman Sachs Structured Small Cap Equity Fund – 9.8%	7,952,072
405,270	Goldman Sachs Structured Emerging Markets Equity Fund – 3.7%	2,994,945
328,387	Goldman Sachs Structured International Small Cap Fund – 2.8%	2,265,870

		72,896,565

Fixed Income – 6.2%
451,875	Goldman Sachs High Yield Fund – 3.9%	3,131,492
175,651	Goldman Sachs Local Emerging Markets Debt Fund – 1.9%	1,573,832
37,960	Goldman Sachs Core Fixed Income Fund – 0.4%	364,037

		5,069,361

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) – 96.0%
(Cost $67,560,077)		$77,965,926

Exchange Traded Fund – 1.9%

71,300	Technology Select Sector Spider Fund	$1,547,210
(Cost $1,399,854)

Shares	Rate	Value

Short-term Investment(b) – 2.3%

JPMorgan U.S. Government Money Market Fund – Capital Shares
1,844,313	0.020%	$1,844,313
(Cost $1,844,313)

TOTAL INVESTMENTS – 100.2%
(Cost $70,804,244)		$81,357,449

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.2)%		(166,905)

NET ASSETS – 100.0%		$81,190,544

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents Affiliated Funds.

(b)	Variable rate security. Interest rate disclosed is that which is in effect at February 28, 2010.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENHANCED DIVIDEND GLOBAL EQUITY PORTFOLIO

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACT — At February 28, 2010, the Fund had an outstanding forward foreign currency exchange contract to sell foreign currency:

Open Forward Foreign Currency Exchange Contract with Unrealized Gain

		Contract	Expiration	Value on	Current	Unrealized
Counterparty	Currency	Type	Date	Settlement Date	Value	Gain

Morgan Stanley & Co., Inc.	EUR	Sale	6/16/10	$1,451,246	$1,443,149	$8,097

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TAX-ADVANTAGED GLOBAL EQUITY PORTFOLIO

Schedule of Investments
February 28, 2010 (Unaudited)

Shares	Description	Value

Underlying Funds (Institutional Shares)(a) – 95.9%

Equity – 89.8%
14,171,123	Goldman Sachs Structured Tax-Managed Equity Fund – 59.5%	$123,855,611
6,988,829	Goldman Sachs Structured International Tax-Managed Equity Fund – 23.8%	49,480,907
1,060,417	Goldman Sachs Structured Emerging Markets Equity Fund – 3.7%	7,836,484
845,519	Goldman Sachs Structured International Small Cap Fund – 2.8%	5,834,084

		187,007,086

Fixed Income – 6.1%
1,121,179	Goldman Sachs High Yield Fund – 3.7%	7,769,768
452,699	Goldman Sachs Local Emerging Markets Debt Fund – 2.0%	4,056,184
84,095	Goldman Sachs Core Fixed Income Fund – 0.4%	806,472

		12,632,424

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) – 95.9%
(Cost $170,613,337)		$199,639,510

Exchange Traded Fund – 1.9%

182,500	Technology Select Sector Spider Fund	$3,960,250
(Cost $3,591,080)

Shares	Rate	Value

Short-term Investment(b) – 1.9%

JPMorgan U.S. Government Money Market Fund – Capital Shares
3,931,254	0.020%	$3,931,254
(Cost $3,931,254)

TOTAL INVESTMENTS – 99.7%
(Cost $178,135,671)		$207,531,014

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.3%		611,367

NET ASSETS – 100.0%		$208,142,381

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents Affiliated Funds.

(b)	Variable rate security. Interest rate disclosed is that which is in effect at February 28, 2010.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TAX-ADVANTAGED GLOBAL EQUITY PORTFOLIO

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACT — At February 28, 2010, the Fund had an outstanding forward foreign currency exchange contract to sell foreign currency:

Open Forward Foreign Currency Exchange Contract with Unrealized Gain

		Contract	Expiration	Value on	Current	Unrealized
Counterparty	Currency	Type	Date	Settlement Date	Value	Gain

Morgan Stanley & Co., Inc.	EUR	Sale	6/16/10	$3,751,334	$3,730,403	$20,931

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Statements of Assets and Liabilities
February 28, 2010 (Unaudited)

	Enhanced Dividend	Tax-Advantaged
	Global Equity	Global Equity
	Portfolio	Portfolio

Assets:

Investments in Affiliated Underlying Funds, at value (identified cost $67,560,077 and $170,613,337, respectively)	$77,965,926	$199,639,510
Investments in Unaffiliated Funds, at value (identified cost $3,244,167 and $7,522,334, respectively)	3,391,523	7,891,504
Receivables:
Dividends	29,243	74,588
Portfolio shares sold	27,000	704,921
Reimbursement from investment adviser	10,376	10,269
Investment securities sold	—	168,233
Forward foreign currency exchange contracts, at value	8,097	20,931
Other assets	780	2,056

Total assets	81,432,945	208,512,012

Liabilities:

Payables:
Investment securities purchased	146,439	232,993
Amounts owed to affiliates	26,302	77,758
Portfolio shares redeemed	20,000	—
Accrued expenses	49,660	58,880

Total liabilities	242,401	369,631

Net Assets:

Paid-in capital	77,763,400	190,615,450
Accumulated undistributed net investment income	10,683	9,298
Accumulated net realized loss from investment transactions	(7,144,841)	(11,898,641)
Net unrealized gain on investments and translation of assets and liabilities denominated in foreign currency	10,561,302	29,416,274

NET ASSETS	$81,190,544	$208,142,381

Net Assets:
Class A	$50,279,423	$160,267,650
Institutional	30,911,121	47,874,731

Total Net Assets	$81,190,544	$208,142,381

Shares outstanding $0.001 par value (unlimited shares authorized):
Class A	5,926,952	19,553,661
Institutional	3,632,049	5,815,721

Net asset value, offering and redemption price per share:(a)
Class A	$8.48	$8.20
Institutional	8.51	8.23

(a)	Maximum public offering price per share (NAV per share multiplied by 1.0582) for Class A Shares of the Enhanced Dividend Global Equity and Tax-Advantaged Global Equity Portfolios is $8.97 and $8.68, respectively.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Statements of Operations
For the Six Months Ended February 28, 2010 (Unaudited)

	Enhanced Dividend	Tax-Advantaged
	Global Equity	Global Equity
	Portfolio	Portfolio

Investment income:

Dividends from Affiliated Underlying Funds	$798,404	$3,492,558
Dividends from Unaffiliated Funds	4,369	11,266

Total investment income	802,773	3,503,824

Expenses:

Management fees	50,067	138,087
Distribution and Service fees — Class A	49,852	178,954
Transfer Agent fees(a)	43,263	144,196
Professional fees	23,248	33,972
Printing fees	11,538	34,908
Custody and accounting fees	5,868	11,425
Trustee fees	5,774	7,605
Registration fees	4,250	13,874
Other	277	515

Total expenses	194,137	563,536

Less — expense reductions	(46,272)	(89,389)

Net expenses	147,865	474,147

NET INVESTMENT INCOME	654,908	3,029,677

Realized and unrealized gain (loss) from investment and foreign currency related transactions:

Net realized loss from Affiliated Underlying Funds	(35,810)	(149,299)
Net change in unrealized gain on:
Investments in Affiliated Underlying Funds	3,735,321	8,544,443
Investments in Unaffiliated Funds	69,108	181,933
Translation of asset and liabilities denominated in foreign currency	8,097	20,931

Net realized and unrealized gain from investment and foreign currency related transactions	3,776,716	8,598,008

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,431,624	$11,627,685

(a)	Class A and Institutional Shares had Transfer Agent fees of $37,888 and $5,375 for the Enhanced Dividend Global Equity Portfolio and $136,006 and $8,190 for the Tax-Advantaged Global Equity Portfolio, respectively.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Statements of Changes in Net Assets

	Enhanced Dividend Global Equity Portfolio		Tax-Advantaged Global Equity Portfolio
	For the		For the
	Six Months Ended	For the	Six Months Ended	For the
	February 28, 2010	Fiscal Year Ended	February 28, 2010	Fiscal Year Ended
	(Unaudited)	August 31, 2009	(Unaudited)	August 31, 2009

From operations:

Net investment income	$654,908	$721,079	$3,029,677	$929,761
Net realized loss from investment transactions and capital gain distributions from Affiliated Underlying Funds and Unaffiliated Funds	(35,810)	(6,799,033)	(149,299)	(11,045,687)
Net change in unrealized gain on investments and translation of assets and liabilities denominated in foreign currency	3,812,526	7,509,010	8,747,307	22,095,563

Net increase in net assets resulting from operations	4,431,624	1,431,056	11,627,685	11,979,637

Distributions to shareholders:

From net investment income
Class A Shares	(380,364)	(312,758)	(2,289,803)	(606,942)
Institutional Shares	(303,771)	(395,279)	(785,086)	(286,711)
From net realized gains
Class A Shares	(90,446)	—	(315,341)	—
Institutional Shares	(59,353)	—	(92,797)	—

Total distributions to shareholders	(833,934)	(708,037)	(3,483,027)	(893,653)

From share transactions:

Proceeds from sales of shares	27,509,062	44,586,883	55,557,727	138,970,556
Reinvestment of distributions	544,307	384,286	3,001,631	791,011
Cost of shares redeemed	(6,136,591)	(14,392,833)	(7,481,753)	(31,173,456)

Net increase in net assets resulting from share transactions	21,916,778	30,578,336	51,077,605	108,588,111

TOTAL INCREASE	25,514,468	31,301,355	59,222,263	119,674,095

Net assets:

Beginning of period	55,676,076	24,374,721	148,920,118	29,246,023

End of period	$81,190,544	$55,676,076	$208,142,381	$148,920,118

Accumulated undistributed net investment income	$10,683	$39,910	$9,298	$54,510

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Notes to Financial Statements
February 28, 2010 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Portfolios” or “Funds” or individually a “Portfolio” or “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Diversified/
Portfolio	Share Classes Offered	Non-diversified

Enhanced Dividend Global Equity and Tax-Advantaged Global Equity	A and Institutional Shares	Diversified

Class A Shares of the Portfolios are sold with a front-end sales charge of up to 5.50%. Institutional Shares of the Portfolios are not subject to a sales charge. Goldman, Sachs & Co. (“Goldman Sachs” or the “Distributor”) serves as Distributor of the shares of the Portfolios pursuant to a Distribution Agreement. Goldman Sachs may retain a portion of such sales charges it receives as Distributor.
Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs, serves as investment adviser to each Portfolio pursuant to a management agreement (the “Agreement”) with the Trust.
The Portfolios are expected to invest primarily all of their assets in a combination of domestic and international equity and fixed income underlying funds (“Underlying Funds”) which are registered under the Act, for which GSAM and Goldman Sachs Asset Management International (“GSAMI”), affiliates of Goldman Sachs, act as investment advisers. Additionally, these Portfolios may invest a portion of their assets directly in unaffiliated funds (“Unaffiliated Funds”).

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Portfolios. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that may affect the amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.

A. FASB Financial Accounting Standards Codification — The Financial Accounting Standards Board (“FASB”) implemented its “Financial Accounting Standards Codification” (the “Codification”) as the single source of GAAP. While the Codification does not change GAAP, it introduces a new structure to the accounting literature and changes references to accounting standards and other authoritative accounting guidance that have been reflected in the Notes to Financial Statements.

B. Investment Valuation — The investment valuation policy of the Portfolios, as well as the Underlying Funds and Unaffiliated Funds, is to value investments at market value. Investments in the Underlying Funds and Unaffiliated Funds are valued at the net asset value per share (“NAV”) of such funds on the day of valuation. Because each Portfolio invests primarily in other mutual funds, that fluctuate in value, the Portfolios’ shares will correspondingly fluctuate in value. The Underlying Funds may invest in debt securities which, if market quotations are readily available, are valued on the basis of quotations furnished by an independent pricing service approved by the trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from bond dealers to determine current value. If accurate quotations are not readily available, or if GSAM or GSAMI believes that such quotations do not accurately reflect fair value, the fair value of the Underlying Funds’ investments may be determined based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the trustees. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates market value.
The Portfolios and Underlying Funds may invest in equity securities and investment companies. Investments in equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system are

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. Investments in equity securities and investment companies traded on a foreign securities exchange for which an independent fair value service cannot provide a quote are valued daily at their last sale price or official closing price on the principal exchange on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Unlisted equity securities in the Underlying Funds for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. In the absence of market quotations, broker quotes will be utilized or the security will be fair valued. Investments in investment companies (other than those that are exchange traded) by the Underlying Funds are valued at the NAV on the valuation date.
The Underlying Funds may also invest in equity securities traded on a foreign securities exchange that are valued daily at fair value determined by an independent fair value service (if available) under valuation procedures approved by the trustees consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchanges. While the independent fair value service may not take into account market or security specific information, under the valuation procedures, these securities might also be fair valued by GSAM or GSAMI by taking into consideration market or security specific information as discussed below.
GSAM or GSAMI, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining an Underlying Fund’s NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or market closings; equipment failures; natural or man-made disasters or acts of God; armed conflicts; government actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements, including those relating to earnings, products and regulatory news; significant litigation; low trading volume; and trading limits or suspensions.

C. Security and Portfolio Share Transactions, and Investment Income — Purchases and sales of the Underlying Funds and Portfolio share transactions are reflected for financial reporting purposes as of the trade date, which may cause the NAV as stated in the accompanying financial statements to be different than the NAV applied to Portfolio share transactions. Realized gains and losses on sales of the Underlying Funds are calculated using the identified cost basis. Dividend income, capital gains and return of capital distributions from the Underlying Funds are recognized on the ex-dividend date. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted.
Net investment income (other than class specific expenses) and unrealized and realized gains or losses are allocated daily to each class of shares of the respective Portfolio based upon the relative proportion of net assets of each class.

D. Expenses — Expenses incurred by the Trust that do not specifically relate to an individual Portfolio of the Trust are allocated to the Portfolios on a straight-line and/or pro-rata basis depending upon the nature of the expense and are accrued daily. Expenses included in the accompanying financial statements reflect the expenses of each Portfolio and do not include any expenses associated with the Underlying Funds. Because the Underlying Funds have varied expense and fee levels and the Portfolios may own different proportions of the Underlying Funds at different times, the amount of fees and expenses incurred indirectly by each Portfolio will vary.

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Notes to Financial Statements (continued)
February 28, 2010 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

E. Federal Taxes and Distributions to Shareholders — It is each Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies (mutual funds) and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, no federal income tax provisions are required. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

	Income Distributions	Capital Gains Distributions
Portfolio	Declared/Paid	Declared/Paid

Enhanced Dividend Global Equity	Quarterly	Annually

Tax-Advantaged Global Equity	Annually	Annually

Net capital losses are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.
The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Portfolio’s distributions may be shown in the accompanying financial statements as either from net investment income, net realized gain or capital. The Portfolios’ capital accounts on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character, but do not reflect temporary differences.
GSAM has reviewed the Portfolios’ tax positions for all open tax years (the current and prior years, as applicable) and has concluded that no provision for income tax is required in the Portfolios’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

F. Forward Foreign Currency Exchange Contracts — The Portfolios may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions, portfolio positions or to seek to increase total return. All contracts are marked to market daily at the applicable forward rate. Unrealized gains or losses on forward foreign currency exchange contracts are recorded by the Portfolios on a daily basis and realized gains or losses are recorded on the settlement date of a contract.
Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.
The contractual amounts of forward foreign currency contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Portfolios must set aside liquid assets, or engage in other appropriate measures to cover their obligations under these contracts.

3. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreement, GSAM manages the Portfolios, subject to the general supervision of the trustees.
As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Portfolios’ business affairs, including providing facilities, GSAM is entitled to a management fee, computed daily and paid monthly, equal to an annual percentage rate of 0.15% of each Portfolio’s average daily net assets.

B. Distribution Agreement and Service Plans — The Trust, on behalf of each Portfolio, has adopted Distribution and Service Plans (the “Plans”). Under the Plans, Goldman Sachs is entitled to a fee accrued daily and paid monthly for distribution services and account maintenance services equal to, on an annual basis, 0.25% of each Portfolio’s average daily net assets attributable to Class A Shares. These fees may then be paid by Goldman Sachs to authorized dealers. With respect to Class A Shares, the Distributor at its discretion may use compensation for distribution services paid under the

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

3. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Distribution Plan to compensate service organizations for personal and account maintenance services and expenses so long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.
Goldman Sachs may retain a portion of the Class A front-end sales charge. During the six months ended February 28, 2010, Goldman Sachs advised that it did not retain any Class A front-end sales charges.

C. Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Portfolios for a fee pursuant to a Transfer Agency Agreement. The fees charged for such transfer agency services are calculated daily and paid monthly at an annual rate as follows: 0.19% of the average daily net assets for Class A Shares and 0.04% of the average daily net assets for Institutional Shares.

D. Other Agreements — GSAM has voluntarily agreed to limit certain “Other Expenses” (excluding management fees, distribution and service fees, transfer agent fees and expenses, taxes, interest, brokerage fees and litigation, indemnification, shareholder meetings and other extraordinary expenses, exclusive of any custody and transfer agent fee credit reductions) to the extent such expenses exceed, on an annual basis, 0.014% of the average daily net assets of each Portfolio. Such Expenses reimbursement, if any, are computed daily and paid monthly. In addition, the Portfolios are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. These expense limitations may be modified or terminated at any time at the option of GSAM.
For the six months ended February 28, 2010, GSAM has voluntarily agreed to reimburse certain Other Expenses. These expense reductions were approximately $46,300 and $89,400 for the Enhanced Dividend Global Equity and Tax-Advantaged Global Equity Portfolio, respectively.
As of February 28, 2010, the amounts owed to affiliates of the Portfolios were as follows (in thousands):

	Management	Distribution and	Transfer
Portfolio	Fees	Service Fees	Agent Fees	Total

Enhanced Dividend Global Equity	$9	$9	$8	$26

Tax-Advantaged Global Equity	24	30	24	78

E. Line of Credit Facility — The Portfolios participate in a $660,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates. Pursuant to the terms of the facility, the Portfolios and other borrowers may increase the credit amount by an additional $340,000,000, for a total of up to $1 billion. The facility is to be used solely for temporary or emergency purposes. The interest rate on borrowings is based on the federal funds rate. This facility also requires a fee to be paid by the Portfolios based on the amount of the commitment that has not been utilized. For the six months ended February 28, 2010, the Portfolios did not have any borrowings under the facility.

F. Other Transactions with Affiliates — As of February 28, 2010, the Portfolios were the owners of record of 5% or more of the total outstanding voting shares of the Underlying Funds, as follows:

	Enhanced Dividend	Tax-Advantaged
Underlying Funds	Global Equity	Global Equity

Goldman Sachs International Equity Dividend and Premium	15%	—%

Goldman Sachs Structured International Tax-Managed Equity	—	41

Goldman Sachs Structured Tax-Managed Equity	—	52

Goldman Sachs U.S. Equity Dividend and Premium	13	—

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Notes to Financial Statements (continued)
February 28, 2010 (Unaudited)

4. FAIR VALUE OF INVESTMENTS

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which all significant inputs are observable, either directly or indirectly;
Level 3 — Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.
The following is a summary of the Portfolios’ investments categorized in the fair value hierarchy, as of February 28, 2010:

Enhanced Dividend Global Equity

	Level 1	Level 2	Level 3

Assets
Equity Underlying Funds	$72,896,565	$—	$—
Fixed Income Underlying Funds	5,069,361	—	—
Exchange Traded Fund	1,547,210	—	—
Short-term Investment	1,844,313	—	—
Derivatives	—	8,097	—

Total	$81,357,449	$8,097	$—

Tax-Advantaged Global Equity

	Level 1	Level 2	Level 3

Assets
Equity Underlying Funds	$187,007,086	$—	$—
Fixed Income Underlying Funds	12,632,424	—	—
Exchange Traded Fund	3,960,250	—	—
Short-term Investment	3,931,254	—	—
Derivatives	—	20,931	—

Total	$207,531,014	$20,931	$—

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

5. INVESTMENTS IN DERIVATIVES

The Portfolios may make investments in derivative instruments, including, but not limited to, options, futures, swaps and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over the counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivatives also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument.
GAAP requires enhanced disclosures about the Portfolios’ derivatives and hedging activities. The following tables set forth the gross value of the Portfolios’ derivative contracts for trading activities by certain risk types as of February 28, 2010. The values in the tables below exclude the effects of cash received or posted pursuant to derivative contracts, and therefore are not representative of the Portfolios’ net exposure.

		Statements of Assets
		and Liabilities	Derivative
Portfolio	Risk	Location	Assets

Enhanced Dividend Global Equity	Currency	Forward foreign currency exchange contracts, at value	$8,097

Tax-Advantaged Global Equity	Currency	Forward foreign currency exchange contracts, at value	20,931

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Notes to Financial Statements (continued)
February 28, 2010 (Unaudited)

5. INVESTMENTS IN DERIVATIVES (continued)

The following tables set forth by certain risk types the Portfolios’ gains (losses) related to derivative activities and their indicative volumes for the six months ended February 28, 2010. These gains (losses) should be considered in the context that derivative contracts may have been executed to economically hedge securities and accordingly, gains or losses on derivative contracts may offset losses or gains attributable to securities. These gains (losses) are included in “Net change in unrealized gain (loss)” on the Statements of Operations:

				Average
		Statements of Operations	Net Change in	Number of
Portfolio	Risk	Location	Unrealized Gain (Loss)	Contracts

Enhanced Dividend Global Equity	Currency	Net change in unrealized gain (loss) on translation of assets and liabilities denominated in foreign currency	$8,097	1

Tax-Advantaged Global Equity	Currency	Net change in unrealized gain (loss) on translation of assets and liabilities denominated in foreign currency	20,931	1

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended February 28, 2010, were as follows:

Portfolio	Purchases	Sales

Enhanced Dividend Global Equity	$30,262,084	$10,159,106

Tax-Advantaged Global Equity	72,244,222	19,119,444

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

7. TAX INFORMATION

At February 28, 2010, the Portfolios’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Enhanced Dividend	Tax-Advantaged
	Global Equity	Global Equity

Tax cost	$77,907,661	$189,881,793

Gross unrealized gain	3,449,788	17,649,221
Gross unrealized loss	—	—

Net unrealized security gain	$3,449,788	$17,649,221
Net unrealized gain on other investments	8,097	20,931

Net unrealized gain	$3,457,885	$17,670,152

The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable to wash sales as of the most recent fiscal year end.

8. OTHER RISKS

Market and Credit Risks — In the normal course of business, the Portfolios trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Portfolios may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Portfolios have unsettled or open transaction defaults.

Portfolios’ Shareholder Concentration — The Portfolios invest primarily in a combination of Underlying Funds, and are subject to the risk factors associated with the investment policies of those Underlying Funds in direct proportion to the amount of assets allocated to each. As of February 28, 2010, the Enhanced Dividend Global Equity Portfolio invested 49.8% and 23.7%, respectively, of its portfolio in the Goldman Sachs U.S. Equity Dividend and Premium Fund (the “U.S. Equity Dividend and Premium Fund”) and the Goldman Sachs International Equity Dividend and Premium Fund (the “International Equity Dividend and Premium Fund”). Because of the high concentration of its assets in these Underlying Funds, the Enhanced Dividend Global Equity Portfolio has greater exposure to the risks associated with these Underlying Funds than it does to the risks associated with the other Underlying Funds in which it invests. The U.S. Equity Dividend and Premium Fund invests primarily in dividend paying equity investments in large-capitalization U.S. equity issuers, with public stock market capitalizations within the range of the market capitalization of the S&P 500 at the time of investment. This Underlying Fund expects that, under normal circumstances, it will sell call options on the S&P 500 Index or related exchange-traded funds in an amount that is between 25% and 75% of the value of its portfolio. The International Equity Dividend and Premium Fund invests primarily in dividend-paying equity investments in companies that are organized outside the United States or whose securities are principally traded outside the United States with public stock market capitalizations within the range of capitalization of the Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index (“MSCI EAFE Index”) at the time of investment. This Underlying Fund expects that, under normal circumstances, it will sell call options on the MSCI EAFE Index, other national or regional stock market indices or related exchange-traded funds in an amount that is between 25% and 75% of the value of its portfolio.

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Notes to Financial Statements (continued)
February 28, 2010 (Unaudited)

8. OTHER RISKS (continued)

As of February 28, 2010, the Tax-Advantaged Global Equity Portfolio invested 59.5% and 23.8%, respectively, of its portfolio in the Goldman Sachs Structured Tax-Managed Equity Fund (the “Structured Tax-Managed Equity Fund”) and the Goldman Sachs Structured International Tax-Managed Equity Fund (the “Structured International Tax-Managed Equity Fund”). Because of the high concentration of its assets in these Underlying Funds, the Tax-Advantaged Global Equity Portfolio has greater exposure to the risks associated with these Underlying Funds than it does to the risks associated with the other Underlying Funds in which it invests. The Structured Tax-Managed Equity Fund invests in a broadly diversified portfolio of equity investments in U.S. issuers, including foreign issuers that are traded in the United States. This Underlying Fund will seek to maintain risk, style, capitalization and industry characteristics similar to the Russell 3000 Index. The Structured International Tax-Managed Equity Fund invests primarily in international equity securities. This Underlying Fund will seek to maintain risk, style, capitalization and industry characteristics similar to the MSCI EAFE Index. The investment adviser may seek tax-efficiency by offsetting gains and losses, limiting portfolio turnover or selling high tax basis securities for both Underlying Funds.
The Portfolios do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Portfolios within their principal investment strategies may represent a significant portion of each Underlying Fund’s net assets.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its trustees, officers, employees and agents are indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolios. Additionally, in the course of business, the Portfolios enter into contracts that contain a variety of indemnification clauses. The Portfolios’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

10. SUBSEQUENT EVENT

Subsequent events after the balance sheet date have been evaluated through the date the financial statements were issued. Other than the item discussed below, GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Legal Proceedings — On April 16, 2010, the Securities and Exchange Commission (“SEC”) brought an action under the U.S. federal securities laws in the U.S. District Court for the Southern District of New York against Goldman, Sachs & Co. (“GS&Co.”) and one of its employees alleging that they made materially misleading statements and omissions in connection with a 2007 private placement of securities relating to a synthetic collateralized debt obligation sold to two institutional investors. GS&Co. and/or other affiliates of The Goldman Sachs Group, Inc. have received or may in the future receive notices and requests for information from various regulators, and have become or may in the future become involved in legal proceedings, based on allegations similar to those made by the SEC or other matters.
Neither Goldman Sachs Asset Management, L.P. or Goldman Sachs Asset Management International (collectively “GSAM”) nor any GSAM-managed funds have been named in the complaint. Moreover, the SEC complaint does not seek any penalties against them or against any employee who is or has been part of GSAM.
In the view of GS&Co. and GSAM, neither the matters alleged in this or any such similar proceedings nor their eventual resolution are likely to have a material effect on the ability of GS&Co., GSAM or their affiliates to provide services to GSAM-managed funds. Due to a provision in the law governing the operation of mutual funds, the resolution of the SEC action could, under certain circumstances, result in a situation in which GS&Co., GSAM and their affiliates would be ineligible to serve as an investment adviser or principal underwriter for U.S.-registered mutual funds absent an exemption from the SEC. While there is no assurance that such an exemption would be granted, the SEC has granted this type of relief in the past.

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

11. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Enhanced Dividend Global Equity Portfolio

	For the Six Months Ended
	February 28, 2010		For the Fiscal Year Ended
	(Unaudited)		August 31, 2009

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	1,928,504	$16,260,715	5,122,113	$35,866,568
Reinvestment of distributions	49,124	411,530	39,178	263,120
Shares redeemed	(175,378)	(1,467,389)	(1,480,051)	(9,887,754)

	1,802,250	15,204,856	3,681,240	26,241,934

Institutional Shares
Shares sold	1,318,851	11,248,347	1,271,942	8,720,315
Reinvestment of distributions	15,821	132,777	18,130	121,166
Shares redeemed	(547,121)	(4,669,202)	(671,911)	(4,505,079)

	787,551	6,711,922	618,161	4,336,402

NET INCREASE	2,589,801	$21,916,778	4,299,401	$30,578,336

	Tax-Advantaged Global Equity Portfolio

	For the Six Months Ended
	February 28, 2010		For the Fiscal Year Ended
	(Unaudited)		August 31, 2009

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	4,516,538	$36,804,509	17,085,559	$114,043,510
Reinvestment of distributions	292,604	2,396,427	84,505	548,437
Shares redeemed	(787,642)	(6,498,672)	(3,876,492)	(24,828,955)

	4,021,500	32,702,264	13,293,572	89,762,992

Institutional Shares
Shares sold	2,278,009	18,753,218	3,591,861	24,927,046
Reinvestment of distributions	73,626	605,204	37,319	242,574
Shares redeemed	(118,773)	(983,081)	(966,945)	(6,344,501)

	2,232,862	18,375,341	2,662,235	18,825,119

NET INCREASE	6,254,362	$51,077,605	15,955,807	$108,588,111

GOLDMAN SACHS ENHANCED DIVIDEND GLOBAL EQUITY PORTFOLIO

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from			Distributions to
	Net asset	investment operations			shareholders
	value,	Net	Net realized	Total from	From net	From net
	beginning	investment	and unrealized	investment	investment	realized	From	Total
Year - Share Class	of period	income(a)(b)	gain (loss)	operations	income	gains	capital	distributions

FOR THE SIX MONTHS ENDED FEBRUARY 28, (UNAUDITED)

2010 - A	$7.98	$0.07	$0.53	$0.60	$(0.08)	$(0.02)	$—	$(0.10)
2010 - Institutional	8.00	0.09	0.53	0.62	(0.09)	(0.02)	—	(0.11)

FOR THE FISCAL YEAR ENDED AUGUST 31,

2009 - A	9.12	0.11	(1.09)	(0.98)	(0.16)	—	—	(0.16)
2009 - Institutional	9.13	0.17	(1.12)	(0.95)	(0.18)	—	—	(0.18)

FOR THE PERIOD ENDED AUGUST 31,

2008 - A (Commenced April 30, 2008)	10.00	0.03	(0.80)	(0.77)	(0.08)	—	(0.03)	(0.11)
2008 - Institutional (Commenced April 30, 2008)	10.00	0.07	(0.83)	(0.76)	(0.08)	—	(0.03)	(0.11)

(a)	Calculated based on the average shares outstanding methodology.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.

(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.

(e)	Annualized.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENHANCED DIVIDEND GLOBAL EQUITY PORTFOLIO

							Ratio of
		Net assets,	Ratio of		Ratio of		net investment
Net asset		end of	net expenses		total expenses		income		Portfolio
value, end	Total	period	to average		to average		to average		turnover
of period	return(c)	(in 000s)	net assets(d)		net assets(d)		net assets(b)		rate

$8.48	7.52%	$50,279	0.60	%(e)	0.74	%(e)	1.77	%(e)	15%
8.51	7.82	30,911	0.20	(e)	0.34	(e)	2.24	(e)	15

7.98	(10.53)	32,912	0.60		1.56		1.67		75
8.00	(10.11)	22,764	0.20		1.16		2.45		75

9.12	(7.70)	4,043	0.60	(e)	4.05	(e)	1.00	(e)	9
9.13	(7.58)	20,332	0.20	(e)	3.65	(e)	2.13	(e)	9

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TAX-ADVANTAGED GLOBAL EQUITY PORTFOLIO

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from				Distributions to
	Net asset	investment operations				shareholders
	value,	Net		Net realized	Total from	From net	From net
	beginning	investment		and unrealized	investment	investment	realized	Total
Year - Share Class	of period	income (loss)(a)(b)		gain (loss)	operations	income	gains	distributions

FOR THE SIX MONTHS ENDED FEBRUARY 28, (UNAUDITED)

2010 - A	$7.78	$0.13		$0.44	$0.57	$(0.13)	$(0.02)	$(0.15)
2010 - Institutional	7.82	0.15		0.43	0.58	(0.15)	(0.02)	(0.17)

FOR THE FISCAL YEAR ENDED AUGUST 31,

2009 - A	9.25	0.08		(1.44)	(1.36)	(0.11)	—	(0.11)
2009 - Institutional	9.27	0.13		(1.47)	(1.34)	(0.11)	—	(0.11)

FOR THE PERIOD ENDED AUGUST 31,

2008 - A (Commenced April 30, 2008)	10.00	—	(f)	(0.75)	(0.75)	—	—	—
2008 - Institutional (Commenced April 30, 2008)	10.00	0.01		(0.74)	(0.73)	—	—	—

(a)	Calculated based on the average shares outstanding methodology.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.

(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.

(e)	Annualized.

(f)	Amount is less than $0.005 per share.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TAX-ADVANTAGED GLOBAL EQUITY PORTFOLIO

							Ratio of
		Net assets,	Ratio of		Ratio of		net investment
Net asset		end of	net expenses		total expenses		income (loss)		Portfolio
value, end	Total	period	to average		to average		to average		turnover
of period	return(c)	(in 000s)	net assets(d)		net assets(d)		net assets(b)		rate

$8.20	7.27%	$160,268	0.60	%(e)	0.70	%(e)	3.17	%(e)	11%
8.23	7.37	47,875	0.20	(e)	0.30	(e)	3.70	(e)	11

7.78	(14.61)	120,898	0.60		1.11		1.12		52
7.82	(14.16)	28,022	0.20		0.71		1.85		52

9.25	(7.40)	20,710	0.60	(e)	3.25	(e)	(0.05	)(e)	15
9.27	(7.30)	8,536	0.20	(e)	2.85	(e)	0.33	(e)	15

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Portfolio Expenses — Six Month Period Ended February 28, 2010 (Unaudited)

As a shareholder of Class A or Institutional Shares of a Portfolio, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (with respect to Class A Shares), and redemption fees (if any); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (with respect to Class A Shares); and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Class A and Institutional Shares of the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2009 through February 28, 2010.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolios’ actual net expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolios’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees and do not include expenses of Underlying Funds in which Portfolios invest. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Enhanced Dividend Global Equity Portfolio				Tax-Advantaged Global Equity Portfolio
				Expenses				Expenses
				Paid for the				Paid for the
	Beginning	Ending		6 Months	Beginning	Ending		6 Months
	Account Value	Account Value		Ended	Account Value	Account Value		Ended
Share Class	9/01/09	2/28/10		2/28/10*	9/01/09	2/28/10		2/28/10*
Class A
Actual	$1,000	$1,075.20		$3.09	$1,000	$1,072.70		$3.08
Hypothetical 5% return	1,000	1,021.82	+	3.01	1,000	1,021.82	+	3.01

Institutional
Actual	1,000	1,078.20		1.03	1,000	1,073.70		1.03
Hypothetical 5% return	1,000	1,023.80	+	1.00	1,000	1,023.80	+	1.00

*	Expenses are calculated using each Portfolio’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended February 28, 2010. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Portfolio	Class A	Institutional

Enhanced Dividend Global Equity	0.60%	0.20%
Tax-Advantaged Global Equity	0.60	0.20

+	Hypothetical expenses are based on each Portfolio’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Investment Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With portfolio management teams located around the world — and $753.4 billion in assets under management as of December 31, 2009 — our investment professionals bring firsthand knowledge of local markets to every investment decision. Goldman Sachs Asset Management ranks in the top 10 asset management firms worldwide, based on assets under management.1

OVERVIEW OF GOLDMAN SACHS FUNDS

Money Market[2]■ Institutional Liquid Assets Prime
Obligations Portfolio
■ Institutional Liquid Assets
Tax-Exempt Diversified Portfolio
■ Financial Square Federal Fund
■ Financial Square Government Fund
■ Financial Square Money
Market Fund
■ Financial Square Prime
Obligations Fund
■ Financial Square Tax-Free Money
Market Fund
■ Financial Square Treasury
Instruments Fund
■ Financial Square Treasury
Obligations Fund

Fixed Income
Short Duration and Government
■ Enhanced Income Fund
■ Ultra-Short Duration Govt. Fund
■ Short Duration Government Fund
■ Government Income Fund
■ Inflation Protected Securities Fund
Multi-Sector
■ Core Fixed Income Fund
■ Core Plus Fixed Income Fund
■ Global Income Fund
Municipal and Tax-Free
■ High Yield Municipal Fund
■ Municipal Income Fund
■ Short Duration Tax-Free Fund
Single Sector
■ Investment Grade Credit Fund
■ U.S. Mortgages Fund

■ High Yield Fund
■ Emerging Markets Debt Fund
■ Local Emerging Markets Debt Fund
Corporate Credit
■ Credit Strategies Fund

Fundamental Equity
■ Growth and Income Fund
■ Small Cap Value Fund
■ Mid Cap Value Fund
■ Large Cap Value Fund
■ Capital Growth Fund
■ Strategic Growth Fund
■ Small/Mid Cap Growth Fund
■ All Cap Growth Fund
■ Concentrated Growth Fund
■ Tollkeeper FundSM
■ Growth Opportunities Fund
■ U.S. Equity Fund

Structured Equity
■ Balanced Fund
■ Structured Small Cap Equity Fund
■ Structured U.S. Equity Fund
■ Structured Small Cap Growth Fund
■ Structured Large Cap Growth Fund
■ Structured Large Cap Value Fund
■ Structured Small Cap Value Fund
■ Structured Tax-Managed
Equity Fund
■ Structured International
Tax-Managed Equity Fund
■ U.S. Equity Dividend and
Premium Fund
■ International Equity Dividend and
Premium Fund

■ Structured International Small
Cap Fund
■ Structured International Equity Fund
■ Structured Emerging Markets
Equity Fund
■ Structured International Equity
Flex Fund

Fundamental Equity International
■ Strategic International Equity Fund
■ Concentrated International
Equity Fund
■ International Small Cap Fund
■ Asia Equity Fund
■ Emerging Markets Equity Fund
■ BRIC Fund (Brazil, Russia, India, China)

Select Satellite[3]■ Real Estate Securities Fund
■ International Real Estate Securities Fund
■ Commodity Strategy Fund
■ Dynamic Allocation Fund
■ Absolute Return Tracker Fund

Total Portfolio Solutions[3]■ Balanced Strategy Portfolio
■ Growth and Income Strategy Portfolio
■ Growth Strategy Portfolio
■ Equity Growth Strategy Portfolio
■ Income Strategies Portfolio
■ Satellite Strategies Portfolio
■ Retirement Strategies Portfolios
■ Enhanced Dividend Global Equity
Portfolios
■ Tax Advantaged Global Equity
Portfolios

[1]	Ranking for Goldman Sachs Group, Inc., includes Goldman Sachs Asset Management, Private Wealth Management and Merchant Banking 2008 year-end assets. Ranked 9th in Total Assets Worldwide. Pensions&Investments, May 2009.

[2]	An investment in a money market fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

[3]	Individual Funds within the Total Portfolio Solutions and Select Satellite categories will have various placement on the risk/return spectrum and may have greater or lesser risk than that indicated by the placement of the general Total Portfolio Solutions or Select Satellite category.

Firmwide assets under management includes assets managed by GSAM and its Investment Advisory Affiliates. The Goldman Sachs Tollkeeper FundSM is a registered service mark of Goldman, Sachs & Co.

TRUSTEES Ashok N. Bakhru, Chairman John P. Coblentz, Jr. Diana M. Daniels Patrick T. Harker James A. McNamara Jessica Palmer Alan A. Shuch Richard P. Strubel	OFFICERS James A. McNamara, President George F. Travers, Principal Financial Officer Peter V. Bonanno, Secretary Scott M. McHugh, Treasurer

GOLDMAN, SACHS & CO. Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our Web site at www.goldmansachsfunds.com to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P. 200 West Street, New York, New York 10282

The reports concerning the Portfolios included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Portfolios in the future. These statements are based on portfolio management’s predictions and expectations concerning certain future events and their expected impact on the Portfolios, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Portfolios. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities and information regarding how a Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (ii) on the Securities and Exchange Commission Website at http://www.sec.gov.

The Portfolios file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Form N-Q will become available on the SEC’s Website at http://www.sec.gov within 60 days after the Portfolios’ first and third fiscal quarters. When available, the Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may also be obtained by calling 1-800-SEC-0330. When available, Form N-Q may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders).

Holdings and allocations shown may not be representative of current or future investments. Holdings and allocations may not include the Portfolios’ entire investment portfolio, which may change at any time. Portfolio holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus for the Portfolio. Please consider a Portfolio’s objectives, risks, and charges and expenses, and read the Prospectus carefully before investing. The Prospectus contains this and other information about the Portfolios.

Copyright 2010 Goldman, Sachs & Co.  All rights reserved.  34633.MF.TMPL TAGEDGSAR10 1.2K / 04-10

ITEM 2.	CODE OF ETHICS.

(a)	The information required by this Item is only required in an annual report on this Form N-CSR.

(b)	During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(c)	During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

(d)	A copy of the Code of Ethics is available as provided in Item 12(a)(1) of this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 6.	SCHEDULE OF INVESTMENTS.

The Schedule of Investments is included as part of the Semi-Annual Report to Stockholders filed under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)		Goldman Sachs Trust's Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 11(a)(1) of the registrant's Form N-CSR filed on March 8, 2004 for its Real Estate Securities Fund (Accession Number 0000950123-04-0002984).

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

/s/ James A. McNamara

By: James A. McNamara
Chief Executive Officer of
Goldman Sachs Trust

Date: May 7, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ James A. McNamara

By: James A. McNamara
Chief Executive Officer of
Goldman Sachs Trust

Date: May 7, 2010

/s/ George F. Travers

By: George F. Travers
Chief Financial Officer of
Goldman Sachs Trust

Date: May 7, 2010